UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06686
                                                     -------------

                           JF China Region Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              301 Bellevue Parkway
                              Wilmington, DE 19809
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)


                       Cleary, Gottlieb, Steen & Hamilton
                                 1 Liberty Plaza
                               New York, NY 10006
               --------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 800-441-9800
                                                           -------------

                   Date of fiscal year end: December 31, 2005
                                           ------------------

                     Date of reporting period: June 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                         (LOGO) JF CHINA REGION FUND, INC.
                         [GRAPHIC OMITTED]
                      ----------------------------------------------------------

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2005


                               [GRAPHIC OMITTED]




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JF CHINA REGION FUND, INC.


CONTENTS
-------------------------------------------------------------------------------

                                                                           PAGE

Objectives                                                                    1
-------------------------------------------------------------------------------
Management                                                                    1
-------------------------------------------------------------------------------
Market Information                                                            1
-------------------------------------------------------------------------------
Highlights                                                                    2
-------------------------------------------------------------------------------
Chairman's Statement                                                          3
-------------------------------------------------------------------------------
Top Ten Holdings                                                              4
-------------------------------------------------------------------------------
Investment Portfolio                                                          6
-------------------------------------------------------------------------------
Statement of Assets and Liabilities                                          13
-------------------------------------------------------------------------------
Statement of Operations                                                      14
-------------------------------------------------------------------------------
Statements of Changes in Net Assets                                          15
-------------------------------------------------------------------------------
Financial Highlights                                                         16
-------------------------------------------------------------------------------
Notes to Financial Statements                                                17
-------------------------------------------------------------------------------
Results of the Annual Stockholders Meeting                                   22
-------------------------------------------------------------------------------
Other Information                                                            22
-------------------------------------------------------------------------------
Dividend Reinvestment and Cash Purchase Plan                                 23
-------------------------------------------------------------------------------
Directors and Administration                                                 24
-------------------------------------------------------------------------------


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JF CHINA REGION FUND, INC.


OBJECTIVES
--------------------------------------------------------------------------------
    JF China Region Fund, Inc. (the "Fund") seeks to achieve long-term capital appreciation through investments primarily in equity securities of companies with substantial assets in, or revenues derived from, the People's Republic of China (PRC or China), Hong Kong, Taiwan and Macau--collectively, the China Region.
    The Fund provides investors with an opportunity to participate in the growing economies of the China Region, especially that of the PRC, although investments are expected to be predominantly in securities listed on the Stock Exchange of Hong Kong. Hong Kong enterprises have made substantial investments in the PRC, in Guangdong Province in particular, where labor and land prices are lower than in Hong Kong. Hong Kong is also the largest trading partner of the PRC. Furthermore, many PRC companies and their Hong Kong-incorporated subsidiaries have listed their securities on the Stock Exchange of Hong Kong.
    The economies of the PRC, Hong Kong, Taiwan and Macau have become increasingly linked over the past 10 years; especially since in 1997 and 1999, respectively that Hong Kong and Macau reverted to Chinese sovereignty.
Investments made by the Fund will seek to take advantage of opportunities resulting from this linkage among the China Region markets.

MANAGEMENT
--------------------------------------------------------------------------------

    JF International Management Inc. ("JFIM") is the investment management company appointed to advise and manage the Fund's portfolio. JFIM is part of J.P. Morgan Chase & Co. ("JPMC"), one of the world's premier financial services institutions. In asset management, JPMC operates globally under the name of JPMorgan Asset Management ("JPMAM"), although in Asia it uses the sub-brand JF Asset Management. Funds under management for the global asset management business of JPMAM were US $782.6 billion as of June 30, 2005.
    Ernest Liu and Howard Wang are the Fund's named investment managers. Mr. Lui joined JPMAM in 2003 and is an investment manager and China Country Specialist with the Pacific Regional Group. Mr. Wang is a regional investment manager and head of the Greater China team which forms part of the Pacific Regional Group in Hong Kong and joined JPMAM in 2005. Previously, he spent eight years with Goldman Sachs, where in 2004, he was appointed Managing Director, Equities and General Manager of the Taipei branch office.

MARKET INFORMATION
--------------------------------------------------------------------------------

THE FUND IS LISTED ON THE NEW YORK STOCK EXCHANGE (SYMBOL JFC). THE SHARE PRICE IS PUBLISHED IN
--------------------------------------------------------------------------------
[ ]  The Wall Street Journal (daily)
[ ]  The Asian Wall Street Journal (daily)

THE NET ASSET VALUE IS PUBLISHED IN
--------------------------------------------------------------------------------
[ ]  The Wall Street Journal under "Closed-End Funds" (every Monday)
[ ]  The Asian Wall Street Journal under "Closed-End Funds" (every Monday)


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JF CHINA REGION FUND, INC.

HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------
                                                                    FOR THE SIX MONTHS            For the Year
                                                                          ENDED                       Ended
                                                                      JUNE 30, 2005             December 31, 2004
                                                                           US$                         US$
-----------------------------------------------------------------------------------------------------------------

Net Assets                                                               $67.4 million           $64.5 million

Net Asset Value Per Share                                                       $14.69                  $14.06

MARKET DATA
Share Price on the
  New York Stock Exchange                                                       $12.93                  $12.80

Discount to Net Asset Value                                                      (12.0%)                  (9.0%)

TOTAL RETURN FOR THE PERIOD ENDED JUNE 30, 2005
-----------------------------------------------------------------------------------------------------------------
Net Asset Value                                                                            4.5%
Share Price                                                                                1.0%

JFC Benchmark Index*                                                                       3.4%
MSCI Hong Kong Index (Total)                                                               3.5%
BNP Prime Peregrine China Index                                                            3.4%
Taiwan Weighted Index                                                                      1.9%


NET ASSET VALUE AND SHARE PRICE VS. BENCHMARK INDEX

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                                [GRAPHIC OMITTED]

              Net Asset Value   Share Price  JFC Benchmark Index*
7/16/92**         100.00          100.00            100.00
7/27/92            99.78           98.33             89.81
8/28/92           100.43           94.20             91.11
9/30/92           100.94           80.00             79.15
10/30/92          108.60           92.53             90.31
11/30/92          111.05           96.67             91.95
12/31/92          109.29           93.02             90.21
1/29/93           110.16           96.37             87.65
2/26/93           117.49           98.85             97.55
3/31/93           120.54          108.90             94.28
4/30/93           125.48          118.95             97.84
5/28/93           129.84          122.30             92.05
6/30/93           122.35          120.09             83.13
7/30/93           120.67          116.73             77.96
8/27/93           124.75          129.29             82.27
9/30/93           128.39          126.81             84.74
10/29/93          147.17          150.32            102.63
11/26/93          156.34          166.71            113.90
12/31/93          188.96          187.39            128.98
1/28/94           175.52          183.65            111.34
2/25/94           158.91          148.41            103.16
3/31/94           136.56          136.08             91.08
4/29/94           132.14          134.18             87.30
5/27/94           136.06          148.41             90.89
6/30/94           123.99          123.29             82.84
7/29/94           130.78          126.47             87.48
8/26/94           130.78          135.83             92.18
9/30/94           132.98          129.56             94.14
10/28/94          132.34          126.47             89.14
11/23/94          124.35          110.76             80.63
12/30/94          115.72           94.29             72.23
1/27/95           101.37           90.10             62.02
2/24/95           108.27           98.48             66.92
3/31/95           109.37           94.29             67.13
4/30/95           105.33           90.10             63.43
5/26/95           113.68          107.01             70.35
6/30/95           111.93           92.33             69.32
7/28/95           116.08           95.51             73.64
8/31/95           108.89           88.13             69.66
9/30/95           112.85           94.42             68.82
10/31/95          110.46           89.22             67.02
11/30/95          104.65           85.02             64.06
12/29/95          103.54           84.52             63.34
1/31/96           112.35          107.76             72.64
2/29/96           113.37           95.08             73.99
3/31/96           110.12           95.08             70.65
4/30/96           111.70           96.18             68.52
5/31/96           112.25           94.07             71.64
6/30/96           111.98           87.73             71.47
7/31/96           110.21           81.39             71.69
8/30/96           110.68           84.52             73.69
9/30/96           112.16           85.62             74.73
10/31/96          113.18           83.51             77.45
11/29/96          125.79           90.86             89.15
12/31/96          132.84           95.25             97.43
1/31/97           135.63           99.49             99.27
2/28/97           138.13           99.49            100.73
3/27/97           133.96           99.49             99.65
4/30/97           148.44          106.94            106.53
5/31/97           159.48          115.41            111.06
6/30/97           170.35          124.89            114.45
7/31/97           178.89          130.22            117.43
8/31/97           187.33          126.50            121.24
9/30/97           167.65          124.38            116.19
10/31/97          124.12           87.29             88.50
11/28/97          107.96           84.67             82.92
12/31/97          110.00           82.89             83.73
1/30/98            85.88           79.75             70.48
2/28/98           114.29           88.25             86.61
3/31/98           107.58           80.77             83.66
4/30/98            98.27           74.90             76.62
5/29/98            83.74           60.57             69.04
6/30/98            72.75           54.24             63.53
7/31/98            57.28           44.10             56.17
8/31/98            51.32           29.76             50.16
9/30/98            60.82           40.91             56.88
10/30/98           70.51           50.48             65.12
11/30/98           72.47           53.14             64.68
12/31/98           69.86           46.76             61.44
1/29/99            63.27           45.70             55.92
2/26/99            63.43           44.63             56.22
3/31/99            69.67           47.82             62.49
4/30/99            82.25           62.17             74.33
5/31/99            76.94           57.39             69.97
6/30/99            90.35           74.39             80.74
7/30/99            84.95           60.57             75.80
8/31/99            88.77           61.11             78.44
9/30/99            84.11           56.86             73.92
10/29/99           87.65           59.51             75.69
11/30/99           99.29           68.01             82.85
12/31/99          110.11           72.07             90.38
1/31/00           108.99           69.94             90.33
2/29/00           113.38           73.68             91.87
3/31/00           118.43           75.28             96.89
4/28/00           100.86           64.07             87.24
5/31/00            94.69           62.46             82.27
6/30/00            98.52           66.73             85.48
7/31/00           102.07           69.94             89.73
8/31/00           103.94           71.54             88.73
9/29/00            95.34           66.73             79.73
10/31/00           87.40           64.07             72.78
11/30/00           83.00           61.93             68.48
12/29/00           87.30           60.33             71.12
1/31/01            95.81           71.33             78.24
2/28/01            91.42           67.57             76.15
3/30/01            84.59           60.73             69.80
4/30/01            86.09           63.89             69.03
5/31/01            87.12           66.46             67.29
6/29/01            84.69           66.20             65.30
7/31/01            78.98           60.22             61.21
8/31/01            73.10           54.24             57.47
9/28/01            66.37           50.83             48.34
10/31/01           71.51           51.34             51.10
11/30/01           76.18           55.95             57.64
12/31/01           76.09           56.12             63.41
1/31/02            75.34           55.52             63.09
2/28/02            75.53           57.92             60.84
3/28/02            81.23           63.64             65.43
4/30/02            80.95           64.92             66.68
5/31/02            81.88           65.18             64.55
6/28/02            76.65           58.94             60.36
7/31/02            73.94           54.24             57.39
8/30/02            70.29           53.39             54.89
9/30/02            65.71           49.71             49.30
10/31/02           68.42           52.96             52.07
11/29/02           70.48           55.78             54.34
12/31/02           69.82           55.52             50.92
1/31/03            77.58           62.36             53.73
2/28/03            77.30           66.63             50.72
3/31/03            73.94           64.41             48.90
4/30/03            73.75           63.21             48.38
5/30/03            82.63           65.43             53.24
6/30/03            86.93           73.46             55.68
7/31/03            96.93           80.30             60.86
8/29/03           104.13           88.58             66.88
9/30/03           106.37           86.87             68.73
10/31/03          120.30          116.09             73.75
11/28/03          119.37          114.63             72.11
12/31/03          130.21          154.44             75.70
1/30/04           134.88          129.50             80.89
2/27/04           143.95          141.97             84.25
3/31/04           135.35          123.01             79.74
4/30/04           115.81           91.40             73.82
5/31/04           118.43          104.47             74.32
6/30/04           115.63           97.12             73.49
7/30/04           115.63           90.80             72.08
8/31/04           117.59          102.68             76.05
9/30/04           121.80          100.88             78.02
10/31/04          121.33           99.17             77.35
11/30/04          128.81          111.05             83.91
12/31/04          131.42          109.34             86.50
1/31/05           129.37          110.19             83.66
2/28/05           137.22          114.38             88.07
3/31/05           132.08          105.92             83.87
4/30/05           132.92          104.90             84.85
5/31/05           133.76          106.01             86.42
6/30/05           137.31          110.45             89.42

*  JFC Benchmark: MSCI Golden Dragon Index (Total)
   Prior to March 2001, 25% Taiwan Weighted Index, 20% BNP Prime Peregrine China
                        Index, 50% MSCI Hong Kong, 5% HSBC;
   Prior to March 1999, 60% Hong Kong All Ordinaries, 30% Credit Lyonnais
                        Securities Asia All China B Index, 10% Taiwan Weighted Index;
   Prior to January 1997, Peregrine Greater China Index
** Commencement of operations
   Source JPMorgan Asset Management


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JF CHINA REGION FUND, INC.


CHAIRMAN'S STATEMENT
--------------------------------------------------------------------------------

Dear Fellow Stockholder,

    The first half of 2005 has been a relatively strong period for our investments in the China region markets. The Fund returns were positive, as the net asset value gained 4.5% and the share price was up 1% during this six month period. This compares with the Company's benchmark, the MSCI Golden Dragon Index (Total), which had a return of 3.4%.

    However, during the same period, the Fund's prevailing share price discount to net asset value increased slightly from 9% as at December 31, 2004 to 12.0% as at June 30, 2005. Your Directors will continue to monitor this situation and will endeavour to take appropriate action to reduce the discount when it is deemed necessary.

    The Fund's named portfolio manager changed during this review period, following Man Wing Chung's resignation from JPMorgan Asset Management Limited. The day-to-day management of the Fund's portfolio continues to be handled by a team of investment professionals based in Hong Kong, including Ernest Liu, who has been working closely with Mr Chung since August 2003 and Howard Wang, who has recently been appointed as head of the Greater China team after spending eight years with Goldman Sachs. Mr Liu and Mr Wang act as the joint named portfolio managers of the Fund.


Respectfully submitted,

/s/ The Rt. Hon. The Earl of Cromer

The Rt. Hon. The Earl of Cromer
Chairman

August 16, 2005





 For more information refer to the website www.jpmorganfleming.com/jfchinaregion


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JF CHINA REGION FUND, INC.


TOP TEN HOLDINGS
--------------------------------------------------------------------------------

AT JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                        % of Net
                                                                         Assets
--------------------------------------------------------------------------------
TAIWAN SEMICONDUCTOR MANUFACTURING                                        6.4

    Taiwan Semiconductor Manufacturing Company Limited manufactures and markets integrated circuits. The Company provides the following services: wafer manufacturing, wafer probing, assembly and testing, mask production, and design services. The Company's integrated circuits are used in the computer, communication, consumer electronics, automotive, and industrial equipment industries.

CHINA MOBILE (HONG KONG)                                                  5.0

    China Mobile (Hong Kong) Limited, through its subsidiaries, provides cellular telecommunication services in the People's Republic of China.

CHEUNG KONG (HOLDINGS)                                                    4.1

    Cheung Kong (Holdings) Limited, through its subsidiaries, develops and invests in real estate. The Company also provides real estate agency and management services, and invests in securities.

HUTCHINSON WHAMPOA                                                        4.1

    Hutchinson Whampoa Limited business operations through its subsidiaries, include ports and related services, telecommunication and e-commerce, property and hotels, retail and manufacturing, energy, infrastructure, finance and investments.

MEDIATEK                                                                  3.9

    MediaTek Inc. designs, manufactures, and markets compact disk read only memory (CD-ROM) and digital versatile disc read only memory (DVD-ROM) chip sets. The Company sells its products in Taiwan and exports to other countries in Asia.

PETROCHINA 'H'                                                            3.3

    PetroChina Company Limited explores, develops, and produces crude oil and natural gas. The Company also refines, transports, and distributes crude oil and petroleum products; produces and sells chemicals; and transmits, markets and sells natural gas.

CHINA RESOURCES ENTERPRISES                                               2.7

    China Resources Enterprise Limited, through its subsidiaries, develops and invests in property; distributes petroleum and chemicals; and manufactures beer, food, and textiles products. The Company also distributes food products and operates supermarkets.


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JF CHINA REGION FUND, INC.

TOP TEN HOLDINGS (CONTINUED)
--------------------------------------------------------------------------------

AT JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                        % of Net
                                                                         Assets
--------------------------------------------------------------------------------
HYSAN DEVELOPMENT                                                         2.5

    Hysan Development Company Limited, through its subsidiaries, invests in real estate. The Company's properties include commercial rental and luxury residential buildings in Hong Kong.

HON HAI PRECISION INDUSTRY                                                2.3

    Hon Hai Precision Industry Co., Limited (Foxconn) manufactures and markets personal computer (PC) connectors and cable assemblies used in desktop PCs and PC servers.

CATHAY FINANCIAL HOLDING - GDR                                            2.1

    Cathay  Financial  Holding Company  Limited is a holding  company.
Through its  subsidiaries,  the  Company  provides  traditional  life, health care, and accident insurances, as well as banking, security underwriting, and brokerage services.
--------------------------------------------------------------------------------
TOTAL TOP TEN HOLDINGS                                                   36.4


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JF CHINA REGION FUND, INC.

INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

AT JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                        Market
                                                          Holdings      Value
Description                                             (in shares)    (in US$)
--------------------------------------------------------------------------------
INVESTMENTS IN COMMON STOCKS (UNLESS OTHERWISE NOTED)
--------------------------------------------------------------------------------

CHINA (18.4%)
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (0.1%)
*  CCID Consulting 'H'                                   4,200,000       91,313
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.0%)
   China Telecom 'H'                                     3,764,000    1,355,821
--------------------------------------------------------------------------------
E-COMMERCE/SERVICES (1.8%)
   Ctrip.com International - ADR                            23,361    1,188,608
--------------------------------------------------------------------------------
ELECTRIC UTILITIES (1.0%)
   Foshan Electrical and Lighting 'B'                      168,100      183,599
   Huaneng Power International 'H'                         712,000      522,095
--------------------------------------------------------------------------------
                                                                        705,694
--------------------------------------------------------------------------------
INSURANCE (0.8%)
*  China Life Insurance 'H'                                763,000      520,229
--------------------------------------------------------------------------------
MACHINERY (3.5%)
   Hangzhou Steam Turbine 'B'                              745,100      943,201
   Shanghai Zhenhua Port Machinery 'B'                     709,400      709,400
   Weichai Power 'H'                                       227,000      671,658
--------------------------------------------------------------------------------
                                                                      2,324,259
--------------------------------------------------------------------------------
METALS & MINING (1.8%)
   Inner Mongolia Yitai Coal 'B'                           742,500      726,908
   Zijin Mining Group 'H'                                2,264,000      498,043
--------------------------------------------------------------------------------
                                                                      1,224,951
--------------------------------------------------------------------------------
OIL & GAS (5.2%)
   China Petroleum and Chemical 'H'                        922,000      361,764
   PetroChina 'H'                                        3,002,000    2,220,614
   Sinopec Zhenhai Refining and Chemical 'H'               978,000      924,742
--------------------------------------------------------------------------------
                                                                      3,507,120
--------------------------------------------------------------------------------


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JF CHINA REGION FUND, INC.


INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

AT JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                        Market
                                                          Holdings      Value
Description                                             (in shares)    (in US$)
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE (2.2%)
   Guangshen Railway 'H'                                   978,000      355,428
   Shenzhen Expressway 'H'                                 538,000      202,443
   Sinotrans 'H'                                         2,932,000      914,682
--------------------------------------------------------------------------------
                                                                      1,472,553
--------------------------------------------------------------------------------
TOTAL CHINA                                                          12,390,548
--------------------------------------------------------------------------------

HONG KONG (44.2%)
--------------------------------------------------------------------------------
AIRLINES (0.9%)
   China National Aviation                               2,436,000      607,958
--------------------------------------------------------------------------------
COMMERCIAL BANKS (2.5%)
   BOC Hong Kong (Holdings)                                529,000    1,000,386
*  China State Construction International Holdings++        83,222       13,490
   Hang Seng Bank                                           47,300      645,002
--------------------------------------------------------------------------------
                                                                      1,658,878
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS (1.1%)
   TPV Technology                                        1,068,000      741,924
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING (0.4%)
   COSCO International Holdings                          1,794,000      260,793
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING (0.5%)
   Hung Hing Printing Group                                418,000      303,822
--------------------------------------------------------------------------------
DISTRIBUTORS (0.7%)
*  Digital China Holdings                                1,704,000      498,707
--------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS (8.4%)
   China Resources Enterprises                           1,196,000    1,846,320
   Citic Pacific                                           261,000      763,865
   Hutchison Whampoa                                       302,000    2,729,278
   Tianjin Development Holdings                            814,000      303,681
--------------------------------------------------------------------------------
                                                                      5,643,144
--------------------------------------------------------------------------------


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JF CHINA REGION FUND, INC.


INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

AT JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                        Market
                                                          Holdings      Value
Description                                             (in shares)    (in US$)
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.6%)
   China Netcom Group Corporation (Hong Kong)              721,000    1,048,113
--------------------------------------------------------------------------------
ELECTRIC UTILITIES (1.0%)
Hong Kong Electric Holdings                                150,000      685,037
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
   Nam Tai Electronic & Electrical Products              1,868,000      618,798
   Varitronix International                                340,000      297,428
--------------------------------------------------------------------------------
                                                                        916,226
--------------------------------------------------------------------------------
FOOD PRODUCTS (0.0%)
*  Global Bio-chem Technology Group Warrants -
     expire 05/31/2007                                     150,250        2,513
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS (1.2%)
   Playmates Holdings                                      576,000      111,891
   Playmates Holdings Warrants - expire 05/23/2006++       115,200        4,742
   Skyworth Digital Holdings++                           3,892,456      681,016
--------------------------------------------------------------------------------
                                                                        797,649
--------------------------------------------------------------------------------
MISCELLANEOUS (0.0%)
*  Health Asia MediCentres Beijing++                     1,000,000            0
--------------------------------------------------------------------------------
MULTILINE RETAIL (1.0%)
   Lifestyle International Holdings                        424,000      698,185
--------------------------------------------------------------------------------
OIL & GAS (1.7%)
   CNOOC                                                 1,913,000    1,144,360
--------------------------------------------------------------------------------
REAL ESTATE (10.5%)
   Cheung Kong (Holdings)                                  285,000    2,777,295
   China Overseas Land & Investment                      1,498,000      277,504
   Hang Lung Properties                                    635,000      935,349
   Henderson Land Development                               72,000      344,564
   Hysan Development Company                               819,419    1,702,445
   Swire Pacific 'A'                                        80,000      707,550
   Wheelock and Company                                    218,000      353,364
--------------------------------------------------------------------------------
                                                                      7,098,071
--------------------------------------------------------------------------------


                                     -- 8 --

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JF CHINA REGION FUND, INC.


INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

AT JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                        Market
                                                          Holdings      Value
Description                                             (in shares)    (in US$)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.6%)
   Foxconn International Holdings                          559,000      417,094
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS (2.8%)
   Dickson Concepts International                          334,500      682,056
   Giordano International                                1,098,000      755,702
*  Texhong Textile Group                                 3,366,000      480,653
--------------------------------------------------------------------------------
                                                                      1,918,411
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE (1.5%)
   Cosco Pacific                                           322,000      625,500
   GZI Transport                                         1,028,000      357,069
--------------------------------------------------------------------------------
                                                                        982,569
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES (6.4%)
   China Mobile (Hong Kong)                                901,000    3,355,583
   China Unicom                                          1,156,000      974,078
--------------------------------------------------------------------------------
                                                                      4,329,661
--------------------------------------------------------------------------------
TOTAL HONG KONG                                                      29,753,115
--------------------------------------------------------------------------------

SINGAPORE (1.4%)
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING (0.6%)
   Full Apex Holdings                                    2,000,000      414,864
--------------------------------------------------------------------------------
REAL ESTATE (0.8%)
   Hongkong Land Holdings                                  199,000      555,210
--------------------------------------------------------------------------------
TOTAL SINGAPORE                                                         970,074
--------------------------------------------------------------------------------

TAIWAN (31.2%)
--------------------------------------------------------------------------------
AIRLINES (0.0%)
*  EVA Airways                                                 727          353
--------------------------------------------------------------------------------
COMMERCIAL BANKS (1.0%)
   Yuanta Core Pacific Securities                          900,000      666,129
--------------------------------------------------------------------------------


                                     -- 9 --

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JF CHINA REGION FUND, INC.


INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

AT JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                        Market
                                                          Holdings      Value
Description                                             (in shares)    (in US$)
--------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS (2.1%)
   Cathay Financial Holding - GDR                           69,850    1,401,191
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (4.1%)
   Asustek Computer                                        237,000      670,171
   Au Optronics Corporation                                198,000      331,300
   Au Optronics Corporation - ADR                           47,071      797,853
   Career Technology (MFG.)                                218,000      333,735
   Optimax Technology                                      278,367      644,509
   Premier Image Technology                                    650          738
--------------------------------------------------------------------------------
                                                                      2,778,306
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES (2.8%)
   Hon Hai Precision Industry                              300,000    1,560,943
   Nien Made Enterprise                                    209,000      328,882
--------------------------------------------------------------------------------
                                                                      1,889,825
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS (1.0%)
   Largan Precision                                         99,000      651,326
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.2%)
   Chung Hwa Pulp                                              500          178
   Yuen Foong Yu Paper Manufacturing Company               406,000      162,449
--------------------------------------------------------------------------------
                                                                        162,627
--------------------------------------------------------------------------------
REAL ESTATE (1.1%)
   Hung Poo Real Estate Development                        906,000      709,257
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (16.1%)
*  Advanced Semiconductor Engineering                      894,000      670,171
   MediaTek                                                305,000    2,648,147
   Siliconware Precision Industries                      1,396,000    1,377,654
   Sunplus Technology                                      707,000      997,365
   Taiwan Semiconductor Manufacturing                    2,458,821    4,285,273
*  United Microelectronics                                     320          233
   Vanguard International Semiconductor                    914,000      878,860
--------------------------------------------------------------------------------
                                                                     10,857,703
--------------------------------------------------------------------------------


                                    -- 10 --

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JF CHINA REGION FUND, INC.


INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

AT JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                        Market
                                                          Holdings      Value
Description                                             (in shares)    (in US$)
--------------------------------------------------------------------------------
SOFTWARE (0.5%)
   Soft-World International                                206,778      309,361
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS (0.4%)
   Far Eastern Department Stores                           489,000      293,875
   Pou Chen                                                    898          735
--------------------------------------------------------------------------------
                                                                        294,610
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES (1.9%)
   Far EasTone Telecommunications                              900        1,153
   Wistron NeWeb                                           513,000    1,257,532
--------------------------------------------------------------------------------
                                                                      1,258,685
--------------------------------------------------------------------------------
TOTAL TAIWAN                                                         20,979,373
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN COMMMON STOCK
   (95.2% of Net Assets) (Cost $60,672,155)                          64,093,110
================================================================================

SHORT TERM INVESTMENTS
--------------------------------------------------------------------------------

UNITED STATES (2.0%)
--------------------------------------------------------------------------------
   Citibank Time Deposit, 3.1%, 07/05/05                 1,355,377    1,355,377
--------------------------------------------------------------------------------
TOTAL UNITED STATES                                                   1,355,377
--------------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS
   (2.0% of Net Assets) (Cost $1,355,377)                             1,355,377
================================================================================

TOTAL INVESTMENTS
   (97.2% of Net Assets) (Cost $62,027,532)                          65,448,487
================================================================================

Other assets in excess of liabilities (2.8% of Net Assets)            1,913,492
================================================================================

NET ASSETS (100.0%)                                                  67,361,979
================================================================================


                                    -- 11 --

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JF CHINA REGION FUND, INC.


INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

AT JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                        Market
                                                                        Value
Description                                                            (in US$)
--------------------------------------------------------------------------------
Aggregate cost for Federal income tax purposes is $62,177,332.
The aggregate unrealized gain for all securities is as follows:

Excess of market value over cost                                      5,315,732
Excess of cost over market value                                     (2,044,577)

--------------------------------------------------------------------------------


Net unrealized gain                                                   3,271,155
================================================================================

            B - Chinese security traded on Shenzhen Stock Exchange or Shanghai
                Stock Exchange.
            H - Chinese security traded on Hong Kong Stock Exchange.
            ADR - American Depository Receipts.
            GDR - Global Depository Receipts.
           *Non-income producing security .
         ++ At fair value as determined under the supervision of the Board of Directors.


                 See accompanying notes to financial statements.

                                    -- 12 --

     [GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
AT JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                       (in US$)
--------------------------------------------------------------------------------

ASSETS
--------------------------------------------------------------------------------
Investments at value (cost $62,027,532)                              65,448,487
Cash (including foreign currencies with a cost of $2,232,669
   and value of $2,216,848)                                           2,230,982
Dividends receivable                                                    189,962
Interest receivable                                                         192
Prepaid expenses                                                         12,832
--------------------------------------------------------------------------------
TOTAL ASSETS                                                         67,882,455
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Due to Investment Advisor                                               220,198
Accrued expenses payable                                                300,278
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                       520,476
--------------------------------------------------------------------------------
NET ASSETS                                                           67,361,979
================================================================================
NET ASSETS CONSIST OF:
Common stock, $0.01 par value
   (100,000,000 shares authorized;
   4,585,160 shares issued and outstanding)                              45,852
Paid-in capital                                                      96,142,005
Undistributed net investment income                                     571,401
Accumulated realized loss on investments
   and foreign currency transactions                                (32,801,772)
Accumulated net unrealized appreciation on investments,
   and foreign currency holdings, and other assets
   and liabilities denominated in foreign currencies                  3,404,493
--------------------------------------------------------------------------------
NET ASSETS                                                           67,361,979
================================================================================
NET ASSET VALUE PER SHARE ($67,361,979 / 4,585,160)                       14.69
================================================================================


                 See accompanying notes to financial statements.

                                    -- 13 --

     [GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                       (in US$)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding tax of $48,855)                 1,009,417
Interest                                                                 25,693
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                               1,035,110
--------------------------------------------------------------------------------

EXPENSES
--------------------------------------------------------------------------------
Investment advisory fees                                                323,010
Directors' fees and expenses                                             88,156
Legal fees                                                               69,791
Administration and accounting fees                                       68,679
Custodian fees                                                           58,656
Insurance                                                                43,723
Shareholder service fees                                                 27,482
Audit fees                                                               20,167
Shareholder report and expenses                                          14,558
NYSE listing fee                                                         12,373
Other expenses                                                            4,059
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                          730,654
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   304,456
================================================================================

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FOREIGN
   CURRENCY HOLDINGS AND OTHER ASSETS AND LIABILITIES DENOMINATED
   IN FOREIGN CURRENCIES
--------------------------------------------------------------------------------
NET REALIZED GAIN/(LOSS)
   Investments                                                        5,123,441
   Foreign currency transactions                                        (23,266)
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)
   Investments and foreign currency holdings and
     other assets and liabilities denominated
     in foreign currencies                                           (2,530,623)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
   FOREIGN CURRENCY HOLDINGS AND OTHER ASSETS
   AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES                  2,569,552
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      2,874,008
================================================================================


                 See accompanying notes to financial statements.

                                    -- 14 --

     [GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.


STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------
                                                                  For the
                                                              Six Months Ended
                                                               June 30, 2005            Year Ended
                                                                 (in US$)            December 31, 2004
                                                                (unaudited)              (in US$)
------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Operations
      Net investment income                                          304,456                 192,218
      Net realized gain on investment transactions                 5,123,441              13,640,006
      Net realized gain (loss) on foreign currency transactions      (23,266)                 83,708
      Net change in unrealized appreciation (depreciation)
        on investments, foreign currency holdings and other
        assets and liabilities denominated in foreign currencies  (2,530,623)            (13,310,596)
------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations            2,874,008                 605,336
======================================================================================================
TOTAL INCREASE IN NET ASSETS                                       2,874,008                 605,336
   Net Assets:
   Beginning of period                                            64,487,971              63,882,635
------------------------------------------------------------------------------------------------------
   End of period                                                  67,361,979              64,487,971
======================================================================================================


                 See accompanying notes to financial statements.

                                    -- 15 --

     [GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.


FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
                                               For the
                                              Six Months
                                                Ended         For the        For the        For the        For the        For the
                                               June 30,     Year Ended     Year Ended     Year Ended      Year Ended    Year Ended
                                                 2005       December 31,   December 31,   December 31,   December 31,   December 31,
                                               (in US$)        2004            2003          2002            2001           2000
                                             (unaudited)     (in US$)        (in US$)      (in US$)        (in US$)       (in US$)
------------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,beginning of period                14.06           13.93           7.47           8.14           9.34        11.78
====================================================================================================================================
Net investment income (loss)                        0.07            0.04          (0.02)         (0.04)         (0.11)       (0.06)
Net realized and
   unrealized gain (loss)
   on investment and
   foreign currency-
   related transactions                             0.56            0.09           6.48          (0.66)         (1.31)       (2.73)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment
   operations                                       0.63            0.13           6.46          (0.70)         (1.42)       (2.79)
====================================================================================================================================
Dilutive Effect of Capital
   shares repurchased                                  0               0              0*          0.03           0.22         0.35
====================================================================================================================================
NET ASSET VALUE, END OF PERIOD                     14.69           14.06          13.93           7.47           8.14         9.34
====================================================================================================================================
Market value, end of period                        12.93           12.80          18.08           6.50           6.57         7.06
====================================================================================================================================
TOTAL INVESTMENT RETURN
   Per share market value                           1.02%          (29.2%)        178.2%          (1.1%)         (6.9%)      (16.3%)
   Per share net asset value                        4.48%            0.9%          86.5%          (8.2%)        (12.8%)      (20.7%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period                     67,361,979      64,487,971     63,882,635     34,248,715     38,169,881    56,150,319
Ratios of total expenses
   to average net assets                            2.26%++         2.22%          2.54%          2.62%          3.51%+       2.02%
Ratios of net investment
   income (loss) to
   average net assets                               0.94%++         0.31%         (0.19%)        (0.44%)        (1.25%)      (0.36%)
Portfolio turnover rate                            75.43%          168.6%         162.5%         245.0%         212.1%        94.8%
Number of shares
   outstanding at end of
   period (in thousands)                           4,585           4,585          4,585          4,587          4,689        6,012

 * Less than $0.01 per share.
 + The ratio of total expenses to average net assets for the year ended December 31, 2001 is higher than that of previous years as a result of expenses that were incurred in relation to a tender offer and share repurchases that decreased the size of the Fund.
++ Annualized.


                 See accompanying notes to financial statements.

                                    -- 16 --

     [GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JUNE 30, 2005
--------------------------------------------------------------------------------

1.    ORGANIZATION AND CAPITAL

      JF China Region Fund, Inc. (the "Fund") was incorporated in the State of Maryland on May 22, 1992, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940. The Fund commenced operations on July 16, 1992.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America for investment companies, are consistently followed by the Fund in the preparation of its financial statements.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from these estimates.

      i)    SECURITY VALUATION

            All securities for which market quotations are readily available are valued at the last sales price prior to the time of determination or, if no sales price is available at that time, at the mean between the last current bid and asked prices. Securities that are traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. All other securities and assets are valued at fair value as determined in good faith by the Board of Directors. In valuing the Fund's assets, quotations of foreign securities in a foreign currency are translated to U.S. dollar equivalents at the exchange rate in effect on the valuation date.

      ii)   FOREIGN CURRENCY TRANSLATION

            The books and records of the Fund are maintained in United States dollars. Foreign currency amounts are translated into U.S. dollars at the mid-market price of such currencies against U.S. dollars as follows:

            o investments, other assets, and liabilities at the prevailing rates of exchange on the valuation date;

            o investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

            Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly,


                                    -- 17 --

     [GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

            realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investments.

            Unrealized currency gains (losses) resulting from valuing foreign currency denominated assets and liabilities at period-end exchange rates are reflected as a component of accumulated net unrealized gain (loss) on investments, foreign currency holdings, and other assets and liabilities denominated in foreign currencies.

      iii)  DISTRIBUTION OF INCOME AND GAINS

            The Fund intends to distribute to stockholders, at least annually, substantially all of its net investment income and expects to distribute annually any net long-term capital gains in excess of net short-term capital losses. An additional distribution may be made to the extent necessary to avoid the payment of a 4% federal excise tax.

            Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

      vi)   OTHER

            Security transactions are accounted for on trade date. Realized gains and losses on the sale of investment securities are determined on the identified cost basis. Interest income is recognized on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

3.    INVESTMENT TRANSACTIONS

      The investment objective, policies, program, and risk factors of the Fund are described fully in the Fund's Prospectus.

      During the six months ended June 30, 2005, the Fund made purchases of $46,608,142 and sales of $47,559,990 of investment securities other than short-term investments. There were no purchases or sales of U.S. government securities.

4.    RELATED PARTY, OTHER SERVICE PROVIDER TRANSACTIONS AND DIRECTORS

      i) International Management Inc. (formerly Jardine Fleming International Management Inc.) (the "Adviser"), an indirect wholly-owned subsidiary of J.P. Morgan Chase & Co., provides investment advisory services to the Fund under the terms of an investment advisory agreement. The Advisor is paid a fee, computed weekly and payable monthly, at the annual rate of 1.00% of the Fund's weekly net assets.

      ii) During the six months ended June 30, 2005, the Fund paid $14,331 in brokerage commissions to J.P. Morgan Chase Group companies and affiliated brokers/dealers.


                                    -- 18 --

     [GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

      iii)  Other Service Providers

            PFPC Inc. (the "Administrator") provides administrative and accounting services to the Fund under an Administrative and Accounting Services Agreement. The Administrator receives a fee, payable monthly, at an annual rate of 0.135% of the first $100 million, 0.095% of the next $50 million, 0.08% of the next $50 million and 0.065% of the excess over $200 million of the Fund's average weekly net assets, subject to a minimum annual fee of $138,000, plus reimbursement for certain out-of-pocket expenses.

      iv)   DIRECTORS

            The Fund pays each of its directors who is not a director, officer or employee of the Investment Manager, Administrator or any affiliate thereof an annual fee of $16,000 and the Chairman $19,000 plus $1,400 attendence fee for each Board and committee meeting attended. In addition, The Fund reimburses all directors for travel and out-of-pocket expenses incurred in connection with Board of Directors meetings.

5.    CAPITAL SHARE TRANSACTIONS

      On September 9, 2004 the Fund's Board renewed an authority for the Fund to purchase shares of its common stock from Fund stockholders, as described below. When shares trade at a discount to net asset value, any purchase of shares by the Fund has the effect of increasing the net asset value per share of the Fund's remaining shares outstanding. All shares purchased by the Fund are thereafter considered authorized and unissued.

      i)    SHARE REPURCHASE PROGRAM

            The Fund was authorized to repurchase up to 460,761 shares (10% of its issued and outstanding shares) in the open market through July 22, 2003. On July 23, 2003, the Fund's Board of Directors approved a new 10% share repurchase program which authorized the Fund to repurchase up to 458,516 shares in the open market during 2003 and 2004. The Fund's Board of Directors extended the share repurchase program through September 9, 2005.

            The Fund is authorized to repurchase up to 458,516 shares (10% of its issued and outstanding shares) in the open market through September 9, 2005. Repurchases can be made only when the Fund's shares are trading at less than net asset value and at such times and amounts as it is believed to be in the best interest of the Fund's stockholders.

            During the year ended December 31, 2003, the Fund paid $10,191 to repurchase 1,550 shares at a per-share weighted average discount to net asset value of 13.07%.

            During the year ended December 31, 2004, and the six months ended June 30, 2005, the Fund did not repurchase any shares under the share repurchase program.


                                    -- 19 --

     [GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

6.    RISKS AND UNCERTAINTIES

      i)    FOREIGN TRANSACTIONS

            Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

      ii)   OTHER

            In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of any loss from such claims is considered remote.

7.    TAX STATUS

      i)    U.S. FEDERAL INCOME TAXES

            No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company under subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income.

            At December 31, 2004, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

            Tax basis Ordinary Income ..............................                      $    266,945
                                                                                          ------------
            Tax basis capital loss carryforward ....................  $(37,807,758)
            Plus/Less:cumulative timing differences --
              wash sales ...........................................       (94,189)
                                                                      ------------
            Accumulated capital loss .............................................         (37,901,947)
                                                                                          ------------
            Book unrealized foreign exchange gain ................................                 824
                                                                                          ------------
            Book unrealized appreciation on foreign currencies ...................              14,262
                                                                                          ------------
            Tax unrealized appreciation ............................  $  5,825,841
            Plus/Less:cumulative timing differences --
              wash sales ...........................................        94,189
                                                                      ------------
            Unrealized appreciation ..............................................           5,920,030
                                                                                          ------------
            Net assets (excluding paid-in capital) ...............................        $(31,699,886)
                                                                                          ============

                                    -- 20 --

     [GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.


NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


            The difference between book and tax basis unrealized appreciation is primarily attributable to wash sales. The cumulative timing difference for the capital loss carryover is due to wash sales.

            Net Asset Value .....................................  $ 64,487,971
            Paid-in Capital .....................................   (96,187,857)
                                                                   ------------
            Net assets (excluding paid-in capital) ..............  $(31,699,886)
                                                                   ============

            As of December 31, 2004, the Fund had capital loss carryforwards for federal income tax purposes of $37,807,758, of which $18,740,960 expires in 2005, $11,676,567 expires in 2006, $3,780,058 expires in
            2008 and $3,610,173 expires in 2009. The Fund intends to retain gains realized in future periods that may be offset by available capital loss carryforward. During the year ended December 31, 2004, the Fund reclassified $83,708 from accumulated net realized loss on investments to accumulated net investment income as a result of permanent book and tax differences relating to realized foreign currency gains. Net assets were not affected by the reclassifications.


                                    -- 21 --

     [GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.


RESULTS OF THE ANNUAL STOCKHOLDERS MEETING (UNAUDITED)
-------------------------------------------------------------------------------

The Fund held its annual stockholders meeting on May 12, 2005. At this meeting, stockholders elected the following nominee to the Fund's Board of Directors.

      I)    ELECTION OF DIRECTORS

      NOMINEE                 VOTES FOR     VOTES WITHHELD     NON-VOTING SHARES   TOTAL VOTING SHAREs
      -------               ------------   ----------------    -----------------   -------------------
      Julian M.I. Reid        3,652,950        46,198                886,012             4,585,160


OTHER INFORMATION
--------------------------------------------------------------------------------


Simon J. Crinage and A. Douglas Eu have both resigned as Directors of the Fund effective May 12, 2005. Simon J. Crinage continues to serve as President of the Fund and A. Douglas Eu continues to serve as Treasurer. Hilary Lowe has replaced Philip Jones as Secretary of the Fund.

INFORMATION ABOUT PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 202-942-8088, and on the Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 202-942-8088, and on the Commission's website at http://www.sec.gov.


                                    -- 22 --

     [GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.


DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
--------------------------------------------------------------------------------

THE FUND OPERATES AN OPTIONAL DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN (THE "PLAN") WHEREBY:

   a) shareholders may elect to receive dividend and capital gain distributions in the form of additional shares of the Fund (the Share Distribution
      Plan).

   b) shareholders may make optional payments (any amount between $100 and $3,000) which will be used to purchase additional shares in the open market (the Share Purchase Plan).

FOR  A  COPY  OF  THE  PLAN  BROCHURE,   AS  WELL  AS  A  DIVIDEND  REINVESTMENT
AUTHORIZATION CARD, PLEASE CONTACT THE PLAN AGENT:

      EquiServe Trust Company N.A.
      P. O. Box 43010
      Providence, RI 02940-3010
      Telephone No: 800-426-5523 (toll-free)

The following should be noted with respect to the Plan:

If you participate in the Share Distribution Plan, whenever the Board of Directors of the Fund declares an income dividend or net capital gain distribution, you will automatically receive your distribution in newly issued shares (cash will be paid in lieu of fractional shares) if the market price of the shares on the date of the distribution is at or above the net asset value of the shares. The number of shares to be issued to you by the Fund will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the net asset value (NAV) per share on such date or 95% of the market price of a share on such date. If the market price of the shares on such a distribution date is below the NAV, the Plan Agent will, as agent for the participants, buy shares on the open market, on the New York Stock Exchange or elsewhere, for the participant's account on, or after, the payment date. There is no service charge for purchases under this Plan.

For U.S. federal income tax purposes, shareholders receiving newly issued shares pursuant to the Share Distribution Plan will be treated as receiving income or capital gains in an amount equal to the fair market value (determined as of the distribution date) of the shares received and will have a cost basis equal to such fair market value. Shareholders receiving a distribution in the form of shares purchased in the open market pursuant to the Plan will be treated as receiving a distribution of the cash distribution that such shareholder would have received had the shareholder not elected to have such distribution reinvested and will have a cost basis in such shares equal to the amount of the distribution.

There will be no brokerage charge to participants for shares issued directly by the Fund under the Plan. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases of shares in connection with the Plan. The Fund will pay the fees of the Plan Agent for handling the Plan.

You may terminate your account under the Share Distribution Plan by notifying the Plan Agent in writing. The Plan may be terminated by the Plan Agent or the Fund with notice to you at least 30 days prior to any record date for the payment of any distribution by the Fund. Upon any termination, the Plan Agent will deliver a certificate or certificates for the full shares held for you under the Plan and a cash adjustment for any fractional shares.

You also have the option of instructing the Plan Agent to make semiannual cash purchases of shares in the open market. There is a service charge of $1.25 for each purchase under this Share Purchase Plan.


                                    -- 23 --

     [GRAPHIC OMITTED]
JF CHINA REGION FUND, INC.


DIRECTORS AND ADMINISTRATION
--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS            THE RT. HON. THE EARL OF CROMER - DIRECTOR AND
                                  CHAIRMAN OF THE BOARD
                                  Alexander R. Hamilton - Director
                                  Julian M. I. Reid - Director
                                  Hilary Lowe - Secretary
                                  Simon J. Crinage - President
                                  A. Douglas Eu - Treasurer

INVESTMENT ADVISER                JF INTERNATIONAL MANAGEMENT INC.
                                  P.O. Box 3151
                                  Road Town, Tortola
                                  British Virgin Islands

ADMINISTRATOR                     PFPC INC.
                                  301 Bellevue Parkway
                                  Wilmington, Delaware 19809
                                  U.S.A.

CUSTODIAN                         CITIBANK N.A.
                                  NEW YORK:
                                  111 Wall Street, 16th Floor
                                  New York, New York 10005
                                  U.S.A.

                                  HONG KONG:
                                  Citibank Tower
                                  Citibank Plaza
                                  3 Garden Road
                                  Hong Kong

INDEPENDENT REGISTERED            PRICEWATERHOUSECOOPERS LLP
PUBLIC ACCOUNTING FIRM            Two Commerce Square
                                  2001 Market Street
                                  Philadelphia, Pennsylvania 19103
                                  U.S.A.

LEGAL COUNSEL                     CLEARY GOTTLIEB STEEN & HAMILTON LLP
                                  NEW YORK:
                                  1 Liberty Plaza
                                  New York, New York 10006
                                  U.S.A.

                                  HONG KONG:
                                  Bank of China Tower
                                  1 Garden Road
                                  Hong Kong

REGISTRAR, TRANSFER AGENT, AND    EQUISERVE TRUST COMPANY N.A.
DIVIDEND PAYING AGENT             P. 0. Box 43010
                                  Providence, RI 02940-3010
                                  U.S.A.

NOTICE IS HEREBY GIVEN IN ACCORDANCE WITH SECTION 23(C) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, THAT FROM TIME TO TIME THE FUND MAY PURCHASE SHARES OF ITS COMMON STOCK IN THE OPEN MARKET.

WWW.JPMORGANFLEMING.COM/JFCHINAREGION


                                    -- 24 --

THIS REPORT, INCLUDING THE FINANCIAL STATEMENTS HEREIN, IS SENT TO THE STOCKHOLDERS OF THE FUND FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                   JF China Region Fund, Inc.
--------------------------------------------------------------------------------


By (Signature and Title)*  /s/ Simon Crinage
                         -------------------------------------------------------
                           Simon Crinage, President
                           (principal executive officer)

Date               August 22, 2005
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Simon Crinage
                         -------------------------------------------------------
                           Simon Crinage, President
                           (principal executive officer)

Date               August 22, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Douglas Eu
                         -------------------------------------------------------
                           Douglas Eu, Treasurer
                           (principal financial officer)

Date               August 22, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.